Transactions with Related Parties (Details) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Apr. 25, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Amounts due from affiliate companies
General and administrative fees				$ 17,393	$ 15,064	$ 16,665
Total general expenses				5,088	4,964	5,637
Payments to Acquire Notes Receivable				17,642	0	0
Interest income				4,579	517	238
Proceeds from Sale of Notes Receivable				18,726	0	0
Compensation under employment agreements				8,180	5,423	7,030
Navios Holdings Loan Agreement | Navios Holdings
Amounts due from affiliate companies
Amount drawn down				$ 69,295
Navios Holdings 2022 Notes
Amounts due from affiliate companies
Payments to Acquire Notes Receivable			$ 17,642
Debt Instrument Interest Rate Stated Percentage	7.375%			7.375%
Proceeds from Sale of Notes Receivable			18,726
Notes receivable face amount			35,500
Gain on sale of notes receivable			$ 1,084
Employment Agreements
Amounts due from affiliate companies
Days required for cancellation written notice for agreement				90
Period of the renewed employment agreement (in years)				1
Shareholders' Agreement
Amounts due from affiliate companies
Common Stock Voting Rights				the shares of our common stock held by Navios Holdings were to convert into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to ten votes per share. Navios Holdings has currently waived such conversion provision
Common Stock Number Of Voting Rights	10			10
Minimum
Amounts due from affiliate companies
Compensation granted	$ 280			$ 280
Maximum
Amounts due from affiliate companies
Compensation granted	340			340
Key Employees | Employment Agreements
Amounts due from affiliate companies
Compensation under employment agreements				$ 2,900	900	900
Navios Holdings | Navios Holdings Loan Agreement
Amounts due from affiliate companies
Line of credit facility issuance date				Apr. 25, 2019
Maximum borrowing capacity		$ 50,000
Arrangement fee		$ 500
Increase in credit facility amount	$ 20,000
Interest income				$ 329
Line Of Credit Facility Collateral				The secured credit facility is secured by (i) Navios Holdings 2022 Notes purchased with secured credit facility funds and (ii) equity interests in five companies that have entered into certain bareboat contracts
Navios Holdings | First Year | Navios Holdings Loan Agreement
Amounts due from affiliate companies
Interest rate description		12.75%
Navios Holdings | Second Year | Navios Holdings Loan Agreement
Amounts due from affiliate companies
Interest rate description		14.75%
Navios Holdings | Under certain conditions | Navios Holdings Loan Agreement
Amounts due from affiliate companies
Line of credity maturity date				Dec. 31, 2024
Interest rate description				10.00%
Navios Holdings | Administrative services agreement
Amounts due from affiliate companies
Duration of agreement				5 years
General and administrative fees				$ 1,144	1,000	1,000
Navios Holdings | Bareboat contracts
Amounts due from affiliate companies
Duration of agreement	10 years			10 years
Empresa Hotelera Argentina S.A. and Pit Jet S.A. | Lodging and travel services
Amounts due from affiliate companies
Amounts payable	$ 1			$ 1	4
Total general expenses				$ 15	$ 34	$ 51